CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.2	₪ 0.2
Ordinary shares, shares authorized	90,000,000	90,000,000
Ordinary shares, shares issued	55,518,972	55,493,258
Ordinary shares, shares outstanding	55,518,972	55,493,258